Trade and other payables (Details - Accruals) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Accruals, beginning balance	€ 6,000	€ 0	€ 0	€ 0
Accruals, beginning balance	€ 6,000	€ 0	€ 0